Consolidated Statements of Comprehensive (Loss)/Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues
Total revenues, net of rebates and discounts (including transactions with related parties of USD13,118, USD18,284 and USD15,991 for the years ended December 31, 2020, 2021 and 2022, respectively) Business taxes and surcharges	$ 342,564	$ 239,601	$ 186,683
Business taxes and surcharges	(1,067)	(819)	(312)
Net revenues	341,497	238,782	186,371
Costs of revenues (including transactions with related parties of nil, nil and USD87 for the years ended December 31, 2020, 2021 and 2022, respectively)	(200,054)	(118,603)	(92,637)
Gross profit	141,443	120,179	93,734
Operating expenses
Research and development expenses	(67,680)	(61,859)	(55,463)
Sales and marketing expenses	(24,841)	(24,569)	(18,064)
General and administrative expenses	(39,701)	(36,868)	(33,910)
Credit loss (expenses)/write-back, net	844	(1,206)	(5,090)
Total operating expenses	(131,378)	(124,502)	(112,527)
Operating (loss)/income	10,065	(4,323)	(18,793)
Interest income	1,898	723	1,471
Interest expense	(93)	(95)	(406)
Other income, net	13,545	4,678	4,737
(Loss)/income before income tax	25,415	983	(12,991)
Income tax (expenses)/benefits	(4,068)	125	(1,149)
Net (loss)/income for the year	21,347	1,108	(14,140)
Less: net loss attributable to the non-controlling interests	(116)	(83)	(300)
Net (loss)/income attributable to Xunlei Limited	21,463	1,191	(13,840)
Net (loss)/income for the year	21,347	1,108	(14,140)
Other comprehensive income/(loss): Currency translation adjustments, net of tax	(16,427)	4,116	11,135
Comprehensive (loss)/income	4,920	5,224	(3,005)
Less: comprehensive (loss)/income attributable to non-controlling interests	408	(99)	(446)
Comprehensive (loss)/income attributable to Xunlei Limited	$ 4,512	$ 5,323	$ (2,559)
Basic and diluted net (loss) income per share
Basic	$ 0.0639	$ 0.0036	$ (0.0410)
Diluted	$ 0.0638	$ 0.0035	$ (0.0410)
Weighted average number of common shares used in calculating
Basic	336,040,378	334,707,559	337,429,601
Diluted	336,235,501	335,969,780	337,429,601